Intangible Assets, Net	6 Months Ended
Jun. 30, 2025
Intangible Assets, Net [Abstract]
Intangible assets, net

8. Intangible assets, net

Intangible assets, net consist of the following:

	As of December 31, 2024	As of June 30, 2025
		(Unaudited)
	RMB	RMB
Land use right	49,292,208	49,292,208
Franchise right	334,865	334,865
Less: Accumulated amortization	(2,881,629)	(3,374,551)
Intangible assets, net	46,745,444	46,252,522

Amortization expense for the six months ended June 30, 2024 and 2025 amounted to RMB492,922 and RMB492,922, respectively.

As of December 31, 2024 and June 30, 2025, land use right with net book value of RMB46,745,444 and RMB46,252,522 was pledged as collateral under a loan arrangement, respectively (also see Note 11).

As of June 30, 2025, the future estimated amortization expenses are as below.

Years ended December 31,	Estimated amortization expense
(Unaudited)
RMB
Remaining of 2025	492,922
2026	985,844
2027	985,844
2028	985,844
2029	985,844
Thereafter	41,816,224
Total	46,252,522